SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

4.SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

(a)Significant judgements

In preparing the consolidated financial statements, we make judgments when applying our accounting policies. The judgments that have the most significant effect on the amounts recognized in the consolidated financial statements are outlined below.

(i)	Determination of when a mine under construction is substantially complete and ready for its intended use

The determination of when a mine under construction is substantially complete and ready for its intended use requires significant judgement. Some of the criteria we use to identify when the assets are available for their intended use include, but are not limited to:

●	the completion of all major capital expenditures to bring the mine to the condition necessary for it to be capable of operating in the manner intended by management,
●	the completion of a reasonable period of testing of the mine plant and equipment,
●	the ability to produce saleable product (ie, the ability to produce metal within specifications),
●	the mine has been transferred to operating personnel from the construction group,
●	the mine and plant have reached a pre-determined percentage of design capacity,
●	the metal content (the grade) of ore being mined is sufficiently consistent with the mine plan,
●	mineral recoveries are at or near the expected production level,
●	the ability to sustain ongoing production of metal.

No one factor is more important than any other factor; consequently, we consider these collectively to determine the date of commencement of commercial production.

(ii)	Determination of when the development phase of an exploration project commences

We must use significant judgment to assess when an exploration and evaluation project is technically feasible and commercially viable. Timing of the work required to conclude the assessment work might change depending on various factors. We use multiple sources of information, including:

●	a positive development decision to proceed with the project,
●	geologic and metallurgic information,
●	existence of mineral reserves,
●	current and forecasted commodity prices,
●	estimated future cash flows,
●	our ability to finance the development phase, general market conditions, and
●	other factors which may limit our access to the mineral deposit, such as the ability to obtain necessary permits.

All of these factors have an impact on the timing of commencement of the development phase.

Upon commencement of the development phase for a project, we estimate the recoverable amount of the cash-generating unit, which is the higher of its fair value less cost of disposal and its value in use. The recoverable amount is based primarily on estimates of mineral reserves (described in note 4(b)(i) below), future commodity prices, capital costs, operating costs, and income and other taxes, discounted by an estimated discount rate incorporating the time value of money and the risks specific to the cash generating unit.

All impairment assessments require significant estimation. Changes to these estimates could have an impact on the recognition and measurement of impairments.

(iii)Assessment of impairment indicators

We apply judgement in assessing whether indicators of impairment exist for our exploration and evaluation (“E&E”) properties and for our mineral properties which could result in a test for impairment.

For our E&E properties, we consider internal and external factors, such as our rights to explore, planned expenditures on E&E activities, the changes in mineral resources and mineral reserves, the potential for viable operations, significant decline in the market value of the Company, changes in metal prices and costs and changes in interest rates to determine whether there are any indicators of impairment or reversal of a previous impairment.

For our mineral properties, we consider external factors such as changes in technology, the market, the economy, or the legal environment, interest rates, and the market capitalization of the Company compared to the book value of the asset.  We also consider internal factors such as economic performance of the asset, idle properties and plans to discontinue operations, useful life of the property, our ability to repatriate or use profits from the property, restrictions on access, environmental restrictions, and political instability.

Although the Company has taken steps to verify title to exploration and evaluation properties in which it has an interest, these procedures do not guarantee the Company’s title. Such properties may be subject to prior agreements or transfers and title may be affected by undetected defects. Further, we make judgements for properties where concessions terms have expired, and a renewal application has been made and is awaiting approval. We use judgement as to whether the concession renewal application is probable to be received, but ultimately this is beyond our control. If a renewal application is not approved, we could lose rights to those concessions.

We consider other factors such as typical practice in foreign jurisdictions related permit renewals, our continued ability to operate as usual while awaiting renewals, our continued performance under regulatory requirements, and the ongoing acceptance by authorities of our annual fees.

(iv)Value added taxes

VAT receivables are generated on the purchase of supplies and services by our companies. The timing and collection of VAT receivables is uncertain as VAT refund procedures in certain jurisdictions require a significant amount of documentation and follow-up. We are exposed to liquidity risk, credit risk and currency risk with respect to our VAT recoverable balances if tax authorities are unwilling to make payments in a timely manner pursuant to our refund filings.

The timing of receipt of Mexican VAT is uncertain. We have used judgement in classifying the current and non-current portions of our Mexican VAT receivables based on history of refunds and thoughtful consideration of the contents of each VAT claim.

(v)Recovery of deferred tax assets

At each reporting period, we assess whether it is probable that the Company is able to benefit from tax loss carryforwards and other temporary differences.

We consider the recoverability of deferred tax assets based on future taxable income to determine the deferred tax asset to be recognized. Significant assumptions used to determine future taxable income include estimates for commodity prices, reserves and resources, operating costs, financing costs, development capital, and scheduling and mine design. Revisions to these estimates could result in material adjustments to the financial statements.

The determination of the ability of the Company to utilize tax losses carried forward to offset income taxes payable in the future and to utilize temporary differences which will reverse in the future requires management to exercise judgement and make assumptions about the Company’s future performance.

(vi)Determination of functional currency

To determine the functional currency of an entity we consider various factors, which IAS 21 splits into 2 categories, namely, primary and the secondary factors. The primary factors that we consider are the following:

1.The currency that mainly influences the sales prices for the goods and services, which will often be the currency in which sales prices for the entity's goods and services are denominated and settled.

2.The currency of the country whose competitive forces and regulations mainly determine the sales price of the entity's goods and services.

3.The currency that mainly influences labour, material and other costs of providing goods or services, which normally is the currency in which such costs are denominated and settled.

If our analysis of the primary factors is not definitive in determining the functional currency for the entity, we carry out an assessment which considers the following secondary factors:

1.The currency in which funds from financing activities are generated.

2.The currency in which receipts from operating activities are usually retained.

(b)Significant estimates

The preparation of financial statements in conformity with IFRS requires the use of estimates that affect the amounts reported and disclosed. These estimates are based on our knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the consolidated financial statements. Information about assumptions and other sources of estimation uncertainty as at December 31, 2021 that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next 12 months are outlined below.

(i)Mineral resource and mineral reserve estimates

Mineral resource and mineral resource estimates are estimates of the amount of ore that can be economically extracted from the Company’s mining properties. Such estimates impact the financial statements in the following ways:

●	Mineral resource and mineral reserve estimates are key factors considered in determining whether technical feasibility and commercial viability of extracting a mineral resource are demonstrable which influences the classification of expenditure,
●	The carrying value of assets may be affected due to changes in estimated mineral reserves and resources if the change is considered an indicator of impairment,
●	Depreciation of producing mineral properties is affected by changes in reserve estimates,
●	Site closure provisions may change where reserve estimate changes affect expectations about when such activities will occur and the associated cost of these activities.

The mineral resource and mineral reserve estimates are based on information compiled by qualified persons within the meaning of Canadian National Instrument 43-101 Standards of Disclosure for Mineral Projects (“NI 43-101”). Such information includes geological and technical data on the size, depth, shape and grade of the ore body and suitable production techniques and recovery rates. Such an analysis requires complex geological judgements to interpret the data. The estimation of recoverable reserves is based upon factors such as estimates of foreign exchange rates, commodity prices, future capital requirements and production costs, along with geological assumptions and judgements made in estimating the size and grade of the ore body

As the economic assumptions used may change and as additional geological information is produced during the operation of a mine, estimates of mineral resources and mineral reserves may change.

(ii)Valuation of production inventory

The measurement of inventory, including the determination of its NRV, especially as it relates to metal production inventory involves the use of estimates.

NRV is calculated as the estimated price at the time of sale based on prevailing metal prices, less estimated future production costs to convert the inventory into saleable form and associated selling costs, discounted where applicable. In determining the value of metal on the leach pads, we make estimates of tonnages, grades, and the recoverability of ore stacked on leach pads to estimate its value. Changes in these estimates can result in a change in carrying amounts of inventory, which could result in charges to cost of sales. The determination of forecast sales prices, recovery rates, grade, assumed contained metal in stockpiles, work-in-process and leach pad inventory and production and selling costs all requires significant assumptions that impact the carrying value of production inventories.

(iii)Asset retirement and site closure obligations

We make estimates and assumptions in determining the provisions for asset retirement and site closure. The estimates and assumptions include determining the amount and timing of future cash flows, inflation rates, and discount rates. The ultimate rehabilitation costs are uncertain, and cost estimates can vary in response to many factors, including judgements of the extent of rehabilitation activities, technological changes, and regulatory changes. Consequently, there could be significant adjustments to the provisions established, which would affect future financial position, results of operations, and changes in financial position. The provision is management’s best estimate of the present value of the future asset retirement and site closure obligation. Actual future expenditures may differ from the amounts currently provided.

(iv)Fair value measurement

Management uses valuation techniques in measuring the fair value of share options granted and restricted share units, deferred share units, and bonus shares awarded. Such valuation techniques are also used for estimating the fair value upon initial recognition of the Newmont loan, which is interest free.

We determine the fair value of share-based payments awarded using the Black Scholes option pricing model which requires us to make certain estimates, judgements, and assumptions in relation to the expected life of the share options, expected volatility, expected risk‐free rate, and expected forfeiture rate. Changes to these assumptions could have a material impact on the Company’s financial statements.